1(212) 318-6275
rachaelschwartz@paulhastings.com

March 6, 2015

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

  Re:
  Brookfield Global Listed Infrastructure Income Fund Inc. (the "Fund")
   Registration Statement on Form N-2

Ladies and Gentlemen

        On behalf of the Fund, transmitted herewith is a copy of the Fund's Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the "Registration Statement").

        This filing is for the registration and issuance of shares of the Fund's common stock, par value $0.001 per share (the "Common Stock"), pursuant to the exercise of rights to purchase the Common Stock to be distributed to the shareholders of the Fund in accordance with the Registration Statement (the "Offer"). The approximate date of the proposed public offering will be as soon as practicable after the effective date of the Registration Statement.

        Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Sincerely,

/s/ RACHAEL L. SCHWARTZ Rachael L. Schwartz for PAUL HASTINGS LLP